Additional disclosures - Schedule of preferred shares and securities by issuer (Details) € in Millions, £ in Millions, $ in Millions							12 Months Ended
	Jul. 02, 2025	Aug. 01, 2024	May 20, 2024	Sep. 21, 2021	May 12, 2021	Jan. 14, 2020	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)
Santander UK plc, October 1995 | Fixed rate debt | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount | £									£ 80.3
Interest rate							10.375%	10.375%	10.375%
Santander UK plc, February 1996 | Fixed rate debt | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount | £									£ 80.3
Interest rate							10.375%	10.375%	10.375%
Banco Santander, S.A., January 2020 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate						4.375%	4.375%	4.375%	4.375%
Subordinated issue, initial interest rate term						6 years	6 years
Subordinated issue, adjustment to reference rate						4.534%
Subordinated issue, mid-swap rate term						5 years	5 years
Subordinated issue, interest rate reprice term						5 years	5 years
Banco Santander, S.A., January 2020 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount							€ 1,032.4
Interest rate							4.375%	4.375%	4.375%
Banco Santander, S.A., January 2020 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate							4.534%	4.534%	4.534%
Banco Santander, S.A., May 2021 | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate					4.75%
Subordinated issue, initial interest rate term					6 years
Subordinated issue, adjustment to reference rate					3.753%
Subordinated issue, interest rate reprice term					5 years
Subordinated issue, UST rate term					5 years
Banco Santander, S.A., May 2021 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate							4.75%	4.75%	4.75%
Subordinated issue, initial interest rate term							6 years
Subordinated issue, mid-swap rate term							5 years
Subordinated issue, interest rate reprice term							5 years
Banco Santander, S.A., May 2021 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount | $								$ 999.9
Interest rate							4.75%	4.75%	4.75%
Banco Santander, S.A., May 2021 | 5-Year UST Rate (US Dollar) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate							3.753%	3.753%	3.753%
Banco Santander, S.A., May 2021 | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate					4.125%
Subordinated issue, initial interest rate term					7 years
Subordinated issue, adjustment to reference rate					4.311%
Subordinated issue, mid-swap rate term					5 years
Subordinated issue, interest rate reprice term					5 years
Banco Santander, S.A., May 2021 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate							4.125%	4.125%	4.125%
Subordinated issue, initial interest rate term							7 years
Subordinated issue, mid-swap rate term							5 years
Subordinated issue, interest rate reprice term							5 years
Banco Santander, S.A., May 2021 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount							€ 749.2
Interest rate							4.125%	4.125%	4.125%
Banco Santander, S.A., May 2021 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate							4.311%	4.311%	4.311%
Banco Santander, S.A., September 2021 | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate				3.625%
Subordinated issue, initial interest rate term				8 years
Subordinated issue, adjustment to reference rate				3.76%
Subordinated issue, mid-swap rate term				5 years
Subordinated issue, interest rate reprice term				5 years
Banco Santander, S.A., September 2021 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate							3.625%	3.625%	3.625%
Subordinated issue, initial interest rate term							8 years
Subordinated issue, mid-swap rate term							5 years
Subordinated issue, interest rate reprice term							5 years
Banco Santander, S.A., September 2021 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount							€ 994.0
Interest rate							3.625%	3.625%	3.625%
Banco Santander, S.A., September 2021 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate							3.76%	3.76%	3.76%
Banco Santander, S.A., November 2023 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate							9.625%	9.625%	9.625%
Subordinated issue, initial interest rate term							5 years 6 months
Subordinated issue, interest rate reprice term							5 years
Subordinated issue, UST rate term							5 years
Banco Santander, S.A., November 2023 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount | $								$ 1,149.0
Interest rate							9.625%	9.625%	9.625%
Banco Santander, S.A., November 2023 | 5-Year UST Rate (US Dollar) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate							5.306%	5.306%	5.306%
Banco Santander, S.A., November 2023 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate							9.625%	9.625%	9.625%
Subordinated issue, initial interest rate term							10 years
Subordinated issue, interest rate reprice term							5 years
Subordinated issue, UST rate term							5 years
Banco Santander, S.A., November 2023 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount | $								$ 1,349.7
Interest rate							9.625%	9.625%	9.625%
Banco Santander, S.A., November 2023 | 5-Year UST Rate (US Dollar) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate							5.298%	5.298%	5.298%
Banco Santander, S.A., May 2024 | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate			7.00%
Subordinated issue, initial interest rate term			6 years
Subordinated issue, mid-swap rate term			5 years
Subordinated issue, interest rate reprice term			5 years
Banco Santander, S.A., May 2024 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate							7.00%	7.00%	7.00%
Subordinated issue, initial interest rate term							6 years
Subordinated issue, mid-swap rate term							5 years
Subordinated issue, interest rate reprice term							5 years
Banco Santander, S.A., May 2024 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount							€ 1,500.0
Interest rate							7.00%	7.00%	7.00%
Banco Santander, S.A., May 2024 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate			4.432%
Banco Santander, S.A., May 2024 | 5-Year UST Rate (US Dollar) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate							4.432%	4.432%	4.432%
Banco Santander, S.A., August 2024 | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate		8.00%
Subordinated issue, initial interest rate term		10 years
Subordinated issue, mid-swap rate term		5 years
Subordinated issue, interest rate reprice term		5 years
Banco Santander, S.A., August 2024 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate							8.00%	8.00%	8.00%
Subordinated issue, initial interest rate term							10 years
Subordinated issue, interest rate reprice term							5 years
Subordinated issue, UST rate term							5 years
Banco Santander, S.A., August 2024 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount | $								$ 1,494.5
Interest rate							8.00%	8.00%	8.00%
Banco Santander, S.A., August 2024 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate		3.911%
Banco Santander, S.A., August 2024 | 5-Year UST Rate (US Dollar) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate							3.911%	3.911%	3.911%
Banco Santander, S.A., July 2025 | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate	6.00%
Subordinated issue, initial interest rate term	6 years
Subordinated issue, mid-swap rate term	5 years
Subordinated issue, interest rate reprice term	5 years
Banco Santander, S.A., July 2025 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate							6.00%	6.00%	6.00%
Subordinated issue, initial interest rate term							6 years
Subordinated issue, interest rate reprice term							5 years
Subordinated issue, UST rate term							5 years
Banco Santander, S.A., July 2025 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount							€ 1,500.0
Interest rate							6.00%	6.00%	6.00%
Banco Santander, S.A., July 2025 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate	3.819%
Banco Santander, S.A., July 2025 | 5-Year UST Rate (US Dollar) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate							3.819%	3.819%	3.819%
Santander Finance Preferred, S.A. (Unipersonal), September 2004 | CMS10 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount							€ 143.8
Interest rate							8.00%	8.00%	8.00%
Variable interest rate							0.05%	0.05%	0.05%